RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
Sales To Related Parties [Table Text Block]
Sales to related parties – sales to related parties consisted of the following:

	For the years ended June 30,
	2015	2016	2017	2017
	RMB	RMB	RMB	U.S. Dollars
Xiamen Henda Hitek Computer Network Co. Ltd	¥1,676,036	¥-	¥-	$-
Xiamen Huangsheng Hitek Computer Network Co. Ltd.	752,137	-	-	-
Revenues from related parties	¥2,428,173	¥-	¥-	$-

Purchases From Related Parties [Table Text Block]
Purchases from related parties –  purchases from related parties consisted of the following:

	For the years ended June 30,
	2015	2016	2017	2017
	RMB	RMB	RMB	U.S. Dollars
Huanghua Heng Da Xiang Tong Manufacture Ltd	¥862,782	¥338,862	¥-	$-
Xiamen Huangsheng Hitek Computer Network Co. Ltd.	797,587	588,894	-	-
Purchases from related parties	¥1,660,369	¥927,756	¥-	$-

Schedule of Rent Expense [Table Text Block]
The details of leases from related parties are as below:

			Monthly Rent	Monthly Rent
Lessee	Lessor	Rent Period	RMB	USD
Nanjing Recon	Yin Shenping	July 10, 2014 - March 31, 2018	¥60,000	$8,853
BHD	Chen Guangqiang	January 1, 2015 - December 31, 2017	22,500	3,320
BHD	Mr Chen'sfamily member	January 1, 2015 - December 31, 2017	47,500	7,009
Recon BJ	Yin Shenping	July 1, 2016 - June 30, 2018	10,000	1,475